Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Dividend payables	$ 2,295	$ 3,539
Interim Dividends [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Aug. 08, 2024
Date of record	Aug. 21, 2024
Amount per common and preferred share	$ 0.0258
Dividend payables	$ 333
Interim Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Aug. 08, 2024
Date of record	Aug. 21, 2024
Amount per common and preferred share	$ 0.0735
Dividend payables	$ 947
Total Anticipated Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share	$ 0.0993
Dividend payables	$ 1,280
Profit Retention Reserve [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Aug. 08, 2024
Date of record	Aug. 21, 2024
Amount per common and preferred share	$ 0.0882
Dividend payables	$ 1,137
Total Distribution To Shareholders [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share	$ 0.1875
Dividend payables	$ 2,417